Commitments, Contingencies, Liens and Collaterals (Details) - 12 months ended Dec. 31, 2017 € in Thousands, ₪ in Thousands, $ in Millions	ILS (₪)	USD ($)	EUR (€)	EUR (€)
Commitments, Contingencies, Liens and Collaterals (Textual)
Claims realized	₪ 7,000
Compensation	₪ 4,600
Damage sought value, description	The Plaintiffs allege that the value of Elscint's shares dropped during the period between February 24, 1999 and the date at which the claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.	The Plaintiffs allege that the value of Elscint's shares dropped during the period between February 24, 1999 and the date at which the claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.	The Plaintiffs allege that the value of Elscint's shares dropped during the period between February 24, 1999 and the date at which the claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.
VAT and customs asessments amount	₪ 25,000
Bail mortgage | €			€ 5,000
Coverage ratio covenant, description	The CRC is a fraction calculated based on known Group valuations reports and consolidated financial information available at each reporting period. The CRC to be complied with by the Group is 118% ("Minimum CRC") in each reporting period. as of December 31, 2017 calculated CRC is 103%. In the event that the CRC is lower than the Minimum CRC, then as from the first cut -off date on which a breach of the CRC has been established and for as long as the breach is continuing, PC shall not perform any of the following: (a) a sale, directly or indirectly, of a Real Estate Asset ("REA") owned by PC or its subsidiaries, with the exception that it shall be permitted to sell the REA if it has an obligation to do so which was entered into prior to the said cut-off date, (b) investments in new REA's; or (c) an investments that regards an existing project of the Company or of a subsidiary, unless it does not exceed a level of 20% of the construction cost of such project (as approved by the lending bank of these projects) and the certain loan to cost ratio of the projects are met.	The CRC is a fraction calculated based on known Group valuations reports and consolidated financial information available at each reporting period. The CRC to be complied with by the Group is 118% ("Minimum CRC") in each reporting period. as of December 31, 2017 calculated CRC is 103%. In the event that the CRC is lower than the Minimum CRC, then as from the first cut -off date on which a breach of the CRC has been established and for as long as the breach is continuing, PC shall not perform any of the following: (a) a sale, directly or indirectly, of a Real Estate Asset ("REA") owned by PC or its subsidiaries, with the exception that it shall be permitted to sell the REA if it has an obligation to do so which was entered into prior to the said cut-off date, (b) investments in new REA's; or (c) an investments that regards an existing project of the Company or of a subsidiary, unless it does not exceed a level of 20% of the construction cost of such project (as approved by the lending bank of these projects) and the certain loan to cost ratio of the projects are met.	The CRC is a fraction calculated based on known Group valuations reports and consolidated financial information available at each reporting period. The CRC to be complied with by the Group is 118% ("Minimum CRC") in each reporting period. as of December 31, 2017 calculated CRC is 103%. In the event that the CRC is lower than the Minimum CRC, then as from the first cut -off date on which a breach of the CRC has been established and for as long as the breach is continuing, PC shall not perform any of the following: (a) a sale, directly or indirectly, of a Real Estate Asset ("REA") owned by PC or its subsidiaries, with the exception that it shall be permitted to sell the REA if it has an obligation to do so which was entered into prior to the said cut-off date, (b) investments in new REA's; or (c) an investments that regards an existing project of the Company or of a subsidiary, unless it does not exceed a level of 20% of the construction cost of such project (as approved by the lending bank of these projects) and the certain loan to cost ratio of the projects are met.
Bonds issued	₪ 485,498			€ 116,914
Civil money penalty | $		$ 0.5
Contingent liability due to tax provision	₪ 4,200		€ 1,000
Percentage of mandatory early repayment	75.00%	75.00%	75.00%
Current provisions	₪ 8
January 8, 2018 [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Compensation	50,000
April 20, 2018 [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Obligated to pay deposit amount	₪ 5,000
Indemnification to directors and officers of the Company [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	The General Meeting of the Company's shareholders has approved the grant of prospective indemnification undertaking to the Company's directors (including the controlling shareholder) and officers (including for their service as officers at the Company's subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policy/ies. The Company's Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.	The General Meeting of the Company's shareholders has approved the grant of prospective indemnification undertaking to the Company's directors (including the controlling shareholder) and officers (including for their service as officers at the Company's subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policy/ies. The Company's Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.	The General Meeting of the Company's shareholders has approved the grant of prospective indemnification undertaking to the Company's directors (including the controlling shareholder) and officers (including for their service as officers at the Company's subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policy/ies. The Company's Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.
Indemnification to directors and officers of Elscint [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	Elscint's shareholders have approved, at their General Meeting (on October 2000), the grant of prospective indemnification undertaking to directors and officers of Elscint (including for their service as officers of Elscint's subsidiaries where applicable). The total indemnification shall not exceed the lower of 25% of the shareholders' equity as set forth in Elscint's most recent audited consolidated financial statements prior to such payment or USD 50 million, in excess of any amounts paid (if paid) by insurance companies pursuant to the insurance policy maintained by the Company from time to time.	Elscint's shareholders have approved, at their General Meeting (on October 2000), the grant of prospective indemnification undertaking to directors and officers of Elscint (including for their service as officers of Elscint's subsidiaries where applicable). The total indemnification shall not exceed the lower of 25% of the shareholders' equity as set forth in Elscint's most recent audited consolidated financial statements prior to such payment or USD 50 million, in excess of any amounts paid (if paid) by insurance companies pursuant to the insurance policy maintained by the Company from time to time.	Elscint's shareholders have approved, at their General Meeting (on October 2000), the grant of prospective indemnification undertaking to directors and officers of Elscint (including for their service as officers of Elscint's subsidiaries where applicable). The total indemnification shall not exceed the lower of 25% of the shareholders' equity as set forth in Elscint's most recent audited consolidated financial statements prior to such payment or USD 50 million, in excess of any amounts paid (if paid) by insurance companies pursuant to the insurance policy maintained by the Company from time to time.
Indemnification to directors and officers of Plaza Centers [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	PC has entered into an indemnity agreement with directors (including the Company's chairman of the board and other director of the Company at their role as directors of PC) and PC's senior management. the maximum indemnification amount to be granted by PC to its directors shall not exceed 25% of the shareholders' equity of PC based on PC's shareholders' equity set forth in PC last audited consolidated financial statements prior to such payment.	PC has entered into an indemnity agreement with directors (including the Company's chairman of the board and other director of the Company at their role as directors of PC) and PC's senior management. the maximum indemnification amount to be granted by PC to its directors shall not exceed 25% of the shareholders' equity of PC based on PC's shareholders' equity set forth in PC last audited consolidated financial statements prior to such payment.	PC has entered into an indemnity agreement with directors (including the Company's chairman of the board and other director of the Company at their role as directors of PC) and PC's senior management. the maximum indemnification amount to be granted by PC to its directors shall not exceed 25% of the shareholders' equity of PC based on PC's shareholders' equity set forth in PC last audited consolidated financial statements prior to such payment.
Indemnification to directors and officers of InSightec [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	InSightec (an associated company) is obliged to indemnify and to hold harmless its directors and officers (including one of the Company's directors who serves as a director in InSightec), to the fullest extent permitted by the laws of any relevant jurisdiction, against any liability. The total indemnification for all InSightec's directors and officers, in accordance with the letter of indemnification (in addition to the amounts received from the insurers), shall not exceed the higher of USD 10 million or USD 2 million per office holder with the addition of the reimbursement of legal expenses totalling USD 1 million.	InSightec (an associated company) is obliged to indemnify and to hold harmless its directors and officers (including one of the Company's directors who serves as a director in InSightec), to the fullest extent permitted by the laws of any relevant jurisdiction, against any liability. The total indemnification for all InSightec's directors and officers, in accordance with the letter of indemnification (in addition to the amounts received from the insurers), shall not exceed the higher of USD 10 million or USD 2 million per office holder with the addition of the reimbursement of legal expenses totalling USD 1 million.	InSightec (an associated company) is obliged to indemnify and to hold harmless its directors and officers (including one of the Company's directors who serves as a director in InSightec), to the fullest extent permitted by the laws of any relevant jurisdiction, against any liability. The total indemnification for all InSightec's directors and officers, in accordance with the letter of indemnification (in addition to the amounts received from the insurers), shall not exceed the higher of USD 10 million or USD 2 million per office holder with the addition of the reimbursement of legal expenses totalling USD 1 million.
Indemnification to directors and officers of Gamida [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	Gamida has granted its directors, an indemnification undertaking letter for any monetary obligation with respect to a claim, including a compromise agreement or arbitration award, carried out in respect to actions taken by the director during the time of his/her service as Gamida's or Gamida's Subsidiary or Affiliate's (as such terms defined therein) Director and in such capacity, as well as with respect to reasonable legal expenses including payments of legal fees paid by the Directors as a result of an investigation or proceeding initiated against the Director. The indemnification is limited to USD 6 million.	Gamida has granted its directors, an indemnification undertaking letter for any monetary obligation with respect to a claim, including a compromise agreement or arbitration award, carried out in respect to actions taken by the director during the time of his/her service as Gamida's or Gamida's Subsidiary or Affiliate's (as such terms defined therein) Director and in such capacity, as well as with respect to reasonable legal expenses including payments of legal fees paid by the Directors as a result of an investigation or proceeding initiated against the Director. The indemnification is limited to USD 6 million.	Gamida has granted its directors, an indemnification undertaking letter for any monetary obligation with respect to a claim, including a compromise agreement or arbitration award, carried out in respect to actions taken by the director during the time of his/her service as Gamida's or Gamida's Subsidiary or Affiliate's (as such terms defined therein) Director and in such capacity, as well as with respect to reasonable legal expenses including payments of legal fees paid by the Directors as a result of an investigation or proceeding initiated against the Director. The indemnification is limited to USD 6 million.
Indemnification to directors and officers of Elbit Medical Technologies [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description	The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.	The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.	The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.
Pending lease payments to a purchaser of a commercial center [Member]
Commitments, Contingencies, Liens and Collaterals (Textual)
Other contingent liabilities, description
A former subsidiary of PC incorporated in Prague, Czech Rep. (“Bestes”), which was sold in June 2006 is a party to an agreement with a third party (“Lessee”), for the lease of commercial areas in a center constructed on property owned thereby, for a period of 30 years, with an option to extend the lease period by additional 30 years, in consideration for EUR 6.9 million (NIS 28 million), which as of the balance sheet date has been fully paid. According to the lease agreement, the Lessee has the right to terminate the lease subject to fulfilment of certain conditions as stipulated in the agreement. In case the Lessee leaves the mall before expiration of lease period PC will be liable to repay the remaining consideration in amount of EUR 1.9 Million (NIS 8 million) as of balance sheet date, unless the buyer finds other tenant that will pay higher annual lease payment than the Lessee. PC’s management does not expect to bear a material loss.

A former subsidiary of PC incorporated in Prague, Czech Rep. (“Bestes”), which was sold in June 2006 is a party to an agreement with a third party (“Lessee”), for the lease of commercial areas in a center constructed on property owned thereby, for a period of 30 years, with an option to extend the lease period by additional 30 years, in consideration for EUR 6.9 million (NIS 28 million), which as of the balance sheet date has been fully paid. According to the lease agreement, the Lessee has the right to terminate the lease subject to fulfilment of certain conditions as stipulated in the agreement. In case the Lessee leaves the mall before expiration of lease period PC will be liable to repay the remaining consideration in amount of EUR 1.9 Million (NIS 8 million) as of balance sheet date, unless the buyer finds other tenant that will pay higher annual lease payment than the Lessee. PC’s management does not expect to bear a material loss.

A former subsidiary of PC incorporated in Prague, Czech Rep. (“Bestes”), which was sold in June 2006 is a party to an agreement with a third party (“Lessee”), for the lease of commercial areas in a center constructed on property owned thereby, for a period of 30 years, with an option to extend the lease period by additional 30 years, in consideration for EUR 6.9 million (NIS 28 million), which as of the balance sheet date has been fully paid. According to the lease agreement, the Lessee has the right to terminate the lease subject to fulfilment of certain conditions as stipulated in the agreement. In case the Lessee leaves the mall before expiration of lease period PC will be liable to repay the remaining consideration in amount of EUR 1.9 Million (NIS 8 million) as of balance sheet date, unless the buyer finds other tenant that will pay higher annual lease payment than the Lessee. PC’s management does not expect to bear a material loss.